WARRANTS (Details) - Schedule of Stockholders' Equity Note, Warrants or Rights (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2014		Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009
Schedule of Stockholders' Equity Note, Warrants or Rights [Abstract]
Number Outstanding	23,550,000	[1]	23,550,000	[1]	19,550,000	[2]	15,250,000	[2]	13,000,000	0
Weighted Average Exercise Price Per Share Outstanding (in Dollars per share)	$ 0.045	[1]	$ 0.045	[1]	$ 0.045	[2]	$ 0.037	[2]	$ 0.024	$ 0
Weighted Average Remaining Contractual Life Outstanding	4 years 9 months	[1]	4 years 9 months	[1]	2 years 9 months	[2]	3 years 9 months	[2]	2 years 226 days	0 years
Number Granted	0		4,000,000		4,800,000		2,250,000		13,000,000
Weighted Average Exercise Price Per Share Granted (in Dollars per share)	$ 0		$ 0.04		$ 0.10		$ 0.10		$ 0.024
Weighted Average Remaining Contractual Life Granted	0 years		5 years		5 years		5 years		2 years 226 days
Number Exercised	0		0		(500,000)		0		0
Weighted Average Exercise Price Per Share Exercised (in Dollars per share)	$ 0		$ 0		$ 0.05		$ 0		$ 0
Exercised, Weighted Average Remaining Contractual Life	0 years		0 years		0 years		0 years		0 years
Munber Canceled/forfeited/expired	0		0		0		0		0
Weighted Average Exercise Price Per Share Canceled/forfeited/expired (in Dollars per share)	$ 0		$ 0		$ 0		$ 0		$ 0
Weighted Average Remaining Contractual Life Canceled/forfeited/expired	0 years		0 years		0 years		0 years		0 years

[1]	Primary reason for change related to a November 19, 2013 amendment to the Ruby Mine Option Agreement whereby the term of the warrants issued to Ruby Development Company were extended to December 30, 2018.
[2]	Pursuant to a January 26, 2011 amendment to the Ruby Mine Option Agreement whereby the term of the warrants issued to Ruby Development Company were extended to December 30, 2018.